Employee Retirement Benefits Annuity Purchase (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Annuity Purchase [Abstract]
Number of participants in annuity purchase		3,900
Defined Benefit Plan, Assets Transferred to (from) Plan		$ 350
Defined Benefit Plan, Settlements, Benefit Obligation		350
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ 25	$ 23	$ 0	$ 0